Premises And Equipment, Net (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Premises And Equipment, Net [Abstract]
Depreciation and amortization expense	$ 4.4	$ 4.6	$ 5.1
Rental expense	$ 1.3	$ 1.2	$ 1.2